UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8372

Legg Mason Partners Variable Portfolios III, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.

LEGG MASON PARTNERS VARIABLE SOCIAL AWARENESS STOCK PORTFOLIO

FORM N-Q

JULY 31, 2006

LEGG MASON PARTNERS VARIABLE SOCIAL AWARENESS STOCK PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 8.8%
Household Durables - 1.8%
6,900	Black & Decker Corp.	$486,519
23,634	KB HOME	1,004,918

	Total Household Durables	1,491,437

Internet & Catalog Retail - 1.3%
29,650	Expedia Inc. *	397,310
29,650	IAC/InterActiveCorp. *	703,001

	Total Internet & Catalog Retail	1,100,311

Media - 2.8%
24,400	Cablevision Systems Corp., New York Group, Class A Shares	542,900
18,600	Comcast Corp., Special Class A Shares *	637,608
73,300	Time Warner Inc.	1,209,450

	Total Media	2,389,958

Multiline Retail - 0.9%
26,400	Dollar General Corp.	354,288
10,000	Target Corp.	459,200

	Total Multiline Retail	813,488

Specialty Retail - 2.0%
23,000	Home Depot Inc.	798,330
30,400	Lowe’s Cos. Inc.	861,840

	Total Specialty Retail	1,660,170

	TOTAL CONSUMER DISCRETIONARY	7,455,364

CONSUMER STAPLES - 7.0%
Beverages - 3.6%
44,000	Coca-Cola Co.	1,958,000
17,500	PepsiCo Inc.	1,109,150

	Total Beverages	3,067,150

Food & Staples Retailing - 0.6%
19,000	Sysco Corp.	524,400

Household Products - 2.8%
29,500	Colgate-Palmolive Co.	1,749,940
10,237	Procter & Gamble Co.	575,319

	Total Household Products	2,325,259

	TOTAL CONSUMER STAPLES	5,916,809

ENERGY - 10.4%
Energy Equipment & Services - 3.6%
25,000	GlobalSantaFe Corp.	1,373,250
22,500	Noble Corp.	1,614,375

	Total Energy Equipment & Services	2,987,625

Oil, Gas & Consumable Fuels - 6.8%
23,100	Apache Corp.	1,627,857
32,726	BP PLC, Sponsored ADR	2,373,290
24,800	Royal Dutch Shell PLC, Sponsored ADR, Class A Shares	1,755,840

	Total Oil, Gas & Consumable Fuels	5,756,987

	TOTAL ENERGY	8,744,612

FINANCIALS - 21.0%
Capital Markets - 6.7%
45,000	Bank of New York Co. Inc.	1,512,450
7,100	Bear Stearns Cos. Inc.	1,007,277
16,200	Charles Schwab Corp.	257,256
10,000	Merrill Lynch & Co. Inc.	728,200

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE SOCIAL AWARENESS STOCK PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
Capital Markets - 6.7% (continued)
16,500	Morgan Stanley	$1,097,250
11,100	State Street Corp.	666,666
9,000	T. Rowe Price Group Inc.	371,790

	Total Capital Markets	5,640,889

Commercial Banks - 1.0%
11,500	Wells Fargo & Co.	831,910

Consumer Finance - 4.9%
28,900	American Express Co.	1,504,534
5,100	Capital One Financial Corp.	394,485
44,900	SLM Corp.	2,258,470

	Total Consumer Finance	4,157,489

Diversified Financial Services - 3.2%
14,901	Bank of America Corp.	767,848
41,648	JPMorgan Chase & Co.	1,899,982

	Total Diversified Financial Services	2,667,830

Insurance - 5.2%
19,600	Ambac Financial Group Inc.	1,628,956
26,560	American International Group Inc.	1,611,395
14,000	Prudential Financial Inc.	1,100,960

	Total Insurance	4,341,311

	TOTAL FINANCIALS	17,639,429

HEALTH CARE - 18.9%
Biotechnology - 6.7%
23,200	Amgen Inc.*	1,617,968
23,300	Biogen Idec Inc.*	981,396
20,800	Genentech Inc.*	1,681,056
6,300	Genzyme Corp.*	430,164
27,800	ImClone Systems Inc.*	903,500

	Total Biotechnology	5,614,084

Health Care Equipment & Supplies - 2.2%
19,990	Boston Scientific Corp.*	340,030
22,200	Medtronic Inc.	1,121,544
11,200	St. Jude Medical Inc.*	413,280

	Total Health Care Equipment & Supplies	1,874,854

Health Care Providers & Services - 1.1%
19,900	UnitedHealth Group Inc.	951,817

Pharmaceuticals - 8.9%
16,500	Eli Lilly & Co.	936,705
14,000	Johnson & Johnson	875,700
65,000	Pfizer Inc.	1,689,350
68,800	Teva Pharmaceutical Industries Ltd., Sponsored ADR	2,275,904
34,200	Wyeth	1,657,674

	Total Pharmaceuticals	7,435,333

	TOTAL HEALTH CARE	15,876,088

INDUSTRIALS - 8.1%
Air Freight & Logistics - 0.9%
10,800	United Parcel Service Inc., Class B Shares	744,228

Airlines - 1.5%
70,930	Southwest Airlines Co.	1,276,031

Electrical Equipment - 1.6%
76,700	American Power Conversion Corp.	1,294,696

Industrial Conglomerates - 3.3%
107,300	Tyco International Ltd.	2,799,457

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE SOCIAL AWARENESS STOCK PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
Road & Rail - 0.8%
16,000	Norfolk Southern Corp.	$694,720

	TOTAL INDUSTRIALS	6,809,132

INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 4.4%
57,500	Cisco Systems Inc.*	1,026,375
63,300	Juniper Networks Inc.*	851,385
44,300	Motorola Inc.	1,008,268
42,100	Nokia Oyj, Sponsored ADR	835,685

	Total Communications Equipment	3,721,713

Computers & Peripherals - 3.0%
51,400	Dell Inc.*	1,114,352
54,900	EMC Corp.*	557,235
29,300	Network Appliance Inc.*	869,917

	Total Computers & Peripherals	2,541,504

Electronic Equipment & Instruments - 2.0%
33,100	Agilent Technologies Inc.*	941,364
50,000	Vishay Intertechnology Inc.*	701,500

	Total Electronic Equipment & Instruments	1,642,864

IT Services - 2.4%
38,600	Accenture Ltd., Class A Shares	1,129,436
24,500	Paychex Inc.	837,410

	Total IT Services	1,966,846

Semiconductors & Semiconductor Equipment - 3.4%
160,500	Intel Corp.	2,889,000

Software - 6.0%
15,200	Amdocs Ltd.*	551,456
100,300	Microsoft Corp.	2,410,209
28,200	Oracle Corp.*	422,154
95,669	Symantec Corp.*	1,661,771

	Total Software	5,045,590

	TOTAL INFORMATION TECHNOLOGY	17,807,517

MATERIALS - 4.2%
Chemicals - 4.2%
22,400	Air Products & Chemicals Inc.	1,432,032
25,000	E.I. du Pont de Nemours & Co.	991,500
20,000	Praxair Inc.	1,096,800

	TOTAL MATERIALS	3,520,332

	TOTAL INVESTMENTS - 99.6% (Cost - $70,176,554#)	83,769,283
	Other Assets in Excess of Liabilities - 0.4%	375,892

	TOTAL NET ASSETS - 100.0%	$84,145,175

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Social Awareness Stock Portfolio (formerly known as Social Awareness Stock Portfolio) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Variable Portfolios III, Inc. (formerly known as Travelers Series Fund Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$20,473,226
Gross unrealized depreciation	(6,880,497)

Net unrealized appreciation	$13,592,729

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios III, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: September 28, 2006